Self-Insurance (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Self-Insurance [Abstract]
Self-insured portions of programs accrued, total	$ 77.7	$ 72.8
Accrued self-insured portions of programs , noncurrent	40.0	37.7
Secured self-insured retention risk under workers' compensation, general liability, and professional liability programs with cash	16.1	17.3
Letters of credit associated to the secured self-insured retention risk	$ 40.7	$ 40.7